Concentrations (Details) - Schedule of customer and supplier revenues	3 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Related party	93.20%	99.10%	93.70%	99.70%
Supplier A [Member]
Revenue, Major Customer [Line Items]
Related party	87.10%	97.00%	85.50%	99.00%